Share capital (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	4,524,884
Balance at ending (in shares)		4,524,884
Number Of Exercisable	2,417,900
Weighted average Excerxise Price	$ 3.44
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	4,880,288	4,714,388
Balance at beginning	$ 2.52	$ 2.44
Excercised (in shares)	(1,175,005)	(252,700)
Exercised during the year	$ 1.31	$ 2.65
Expired (in shares)	(34,399)	(24,400)
Expired during the year	$ 3.34	$ 2.87
Granted (in shares)	854,000	443,000
Granted	$ 3.37	$ 3.42
Balance at ending (in shares)	4,524,884	4,880,288
Balance at ending	$ 3.44	$ 2.52
Stock Options 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	340,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	3 months
Number Of Exercisable	340,000
Weighted average Excerxise Price	$ 4.67
Stock Options 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	514,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	9 years 6 months 10 days
Number Of Exercisable	163,333
Weighted average Excerxise Price	$ 2.44
Stock Options 3 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	414,666
Weighted Average Remaining Contractual Life Of Outstanding Share Options	8 years 6 months 3 days
Number Of Exercisable	178,673
Weighted average Excerxise Price	$ 3.36
Stock Options 4 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	992,715
Weighted Average Remaining Contractual Life Of Outstanding Share Options	7 years 6 months 10 days
Number Of Exercisable	272,391
Weighted average Excerxise Price	$ 3.84
Stock Options 5 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	235,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	6 years 8 months 19 days
Number Of Exercisable	235,000
Weighted average Excerxise Price	$ 2.05
Stock Options 6 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	20,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	6 years 1 month 28 days
Number Of Exercisable	20,000
Weighted average Excerxise Price	$ 4.13
Stock Options 7 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	1,494,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options	5 years 11 months 12 days
Number Of Exercisable	694,667
Weighted average Excerxise Price	$ 3.59
Stock Options 8 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	238,268
Weighted Average Remaining Contractual Life Of Outstanding Share Options	4 years 11 months 12 days
Number Of Exercisable	238,268
Weighted average Excerxise Price	$ 2.37
Stock Options 9 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	99,000
Weighted Average Remaining Contractual Life Of Outstanding Share Options	3 years 9 months 29 days
Number Of Exercisable	99,000
Weighted average Excerxise Price	$ 1.08
Stock Options 10 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	55,180
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2 years 4 months 24 days
Number Of Exercisable	55,180
Weighted average Excerxise Price	$ 1.01
Stock Options 11 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	10,667
Weighted Average Remaining Contractual Life Of Outstanding Share Options	1 year 9 months 29 days
Number Of Exercisable	10,667
Weighted average Excerxise Price	$ 4.38
Stock Options 12 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	101,121
Weighted Average Remaining Contractual Life Of Outstanding Share Options	1 year 3 months
Number Of Exercisable	101,121
Weighted average Excerxise Price	$ 7.65
Stock Options 13 [Member]
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	9,600
Weighted Average Remaining Contractual Life Of Outstanding Share Options	4 months 9 days
Number Of Exercisable	9,600
Weighted average Excerxise Price	$ 2.84